Called up share capital (Details) £ in Millions	6 Months Ended
	Jun. 30, 2018 GBP (£)
Beginning Balance, equity	£ 65,734	[1]
Ending Balance, equity	48,192	[2]
Ordinary share capital [member]
Beginning Balance, equity	2,342
Movements	0
Ending Balance, equity	2,342
Preference share capital [member]
Beginning Balance, equity	19
Movements	0
Ending Balance, equity	19
Share premium [member]
Beginning Balance, equity	12,092
Movements	0
Ending Balance, equity	12,092
Called up share capital and share premium [member]
Beginning Balance, equity	14,453	[3]
Movements	0
Ending Balance, equity	£ 14,453	[3]

[1]

Barclays Bank Group introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages 17 to 22, within Note 19, Transition disclosures on pages 53 to 55 and the Credit risk disclosures on page 7

[2]

Does not include the UK banking business which was transferred on 1 April 2018 to Barclays Bank UK PLC. For details of the disposal of the business, refer to Note 2, Disposal of business and transfer of ownership of subsidiary on pages 23 to 24

[3]	Details of share capital, other equity instruments and other reserves are shown on pages 40 to 41